CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Compensation expense	$ 801,820	$ 430,618